Consolidated Statement of Changes in Stockholders' Equity (Successor) and Combined Statement of Changes in DuPonts Net Investment in DuPont Performance Coatings (Predecessor) (Parenthetical) - USD ($)
$ in Millions
	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Predecessor [Member]
Net unrealized gain (loss) on securities, tax	$ 0.0			$ 0.1
Long-term employee benefit plans, tax	$ 0.4			$ 34.8
Successor [Member]
Net unrealized gain (loss) on securities, tax		$ 0.0	$ 0.0
Net realized and unrealized gain (loss) on derivatives, tax		1.7	1.9
Long-term employee benefit plans, tax		$ 16.9	$ 3.5